Organization and Description of Business (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 shares	Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares converted (in shares)	10,472,635
Reverse merger, conversion ratio (in shares)	0.0756			0.0756
Convertible preferred stock, shares issued upon conversion	7,231,747
Class of warrant or right, number of securities called by warrants or rights (in shares)	1,825,635
Asset acquisition, percentage of net proceeds before closing		100.00%
Asset acquisition, percentage of net proceeds post closing		80.00%
Lease contingent value rights liability, current | $		$ 281	$ 768		$ 0
Lease contingent value rights liability, non-current | $		$ 1,006	$ 646		$ 0
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.25
Neoleukin
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares converted (in shares)	3,240,888
Asset Acquisition, Percentage of Shares Acquired		84.00%
Pre-closing Financing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	1,811,739
Sale of stock, number of shares issued in transaction (in shares)	2,792,206
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20.63
Sale of stock, consideration received on transaction | $	$ 95,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 20.63